Prepaid expenses and other current assets - Additional information (Details) - Beneficial Owner - Jiangxi Ruijing	12 Months Ended
Dec. 31, 2019 CNY (¥) item
Schedule Of Prepaid Expense And Other Assets, Current [Line Items]
Number of earnings rights purchased | item	2
Loan 1
Schedule Of Prepaid Expense And Other Assets, Current [Line Items]
Principal amount of loan assets	¥ 100,000,000
Loan 2
Schedule Of Prepaid Expense And Other Assets, Current [Line Items]
Principal amount of loan assets	¥ 280,000,000